21. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management Tables
Exchange Rates

	2018	2017	2016
	CZK or	CZK or	CZK or
	USD/EUR	USD/EUR	USD/EUR
CZK - Average Rate	0.03899	0.03799	0.03699
CZK - Spot rate	0.03887	0.03916	0.03701

USD - Average Rate	0.84674	0.88519	0.90404
USD - Spot rate	0.87336	0.83382	0.94868